WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE GLOBAL ALLOCATION FUND	September 30, 2020 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
AFFILIATED REGISTERED INVESTMENT COMPANIES - 89.6% (a)
Wilshire Income Opportunities Fund - Institutional Class	11,999,282	$121,792,715
Wilshire International Equity Fund - Institutional Class	12,569,105	139,139,987
Wilshire Large Company Growth Portfolio - Institutional Class	1,502,598	81,591,071
Wilshire Large Company Value Portfolio - Institutional Class	5,019,824	81,873,328
Wilshire Small Company Growth Portfolio - Institutional Class	331,074	10,034,867
Wilshire Small Company Value Portfolio - Institutional Class	520,762	8,852,953
Total Affiliated Registered Investment Companies (Cost $420,095,984)		$443,284,921

OTHER OPEN-END FUND - 10.1%
Vanguard Total International Bond Index Fund - Institutional Shares	1,431,607	$49,934,459
Total Other Open-End Fund (Cost $48,604,948)		$49,934,459

COMMON STOCK - 0.0% (b)
BGP Holdings Ltd. (c)(d)(e)	3,758	$–
Total Common Stock (Cost $–)		$–

Total Investments at Value - 99.7% (Cost $468,700,932)		$493,219,380
Other Assets in Excess of Liabilities - 0.3%		1,557,973
Net Assets - 100.0%		$494,777,353

Percentages are stated as a percent of net assets.

(a)	More narrow classifications utilized for compliance purposes.
(b)	Percentage rounds to less than 0.1%.
(c)	Non-income producing security.
(d)	Illiquid security. The total value of such securities is $0 as of September 30, 2020, representing 0.0% of net assets.
(e)
Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $0 as of September 30, 2020, representing 0.0% of net assets.

The Accompanying Footnotes are an Integral Part of these Financial Statements.

WILSHIRE GLOBAL ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

1. Securities Valuation

A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded on National Association of Securities Dealers Automatic Quotation (“NASDAQ”) System are valued at the NASDAQ official closing price. If there is no NASDAQ official closing price available, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price, and if there are no such sales, the most recent bid quotation is used. Investments representing shares of other open-end investment companies, are valued at their net asset value (“NAV”) as reported by such companies. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded, it is typically valued by an independent pricing agent which employs methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. The independent pricing agent often utilizes proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, repayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Fund’s pricing agent for such securities, if available, and otherwise are valued at amortized cost if the Pricing Committee concludes it approximates fair value. When market quotations are not readily available, securities are valued according to procedures adopted by the Board of Trustees (the “Board”) or are valued at fair value as determined in good faith by the Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Trust, or the Trust’s Valuation Committee. Securities whose market value using the procedures outlined above do not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Trust’s valuation procedures. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which the Fund is carrying the security. Investments in open-end registered investment companies are valued at the end of day NAV per share as reported by the underlying funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended September 30, 2020, there have been no significant changes to the Portfolio’s fair value methodologies.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020:

Wilshire Global Allocation Fund	Level 1	Level 2	Level 3		Total
Affiliated Registered Investment Companies	$443,284,921	$-	$-		$443,284,921
Other Open-End Funds	49,934,459	-	-		49,934,459
Common Stock	-	-	-	*	-
Total	$493,219,380	$-	$-		$493,219,380

* Includes securities that have been fair valued at $0.

The Fund held a common stock that was measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when the Fund has over 1% of Level 3 investments.

2. Affiliated Investments
Information regarding the Fund’s investments in the Affiliated Funds during the period ended September 30, 2020 is provided in the table below:

Fund	Value as of December 31, 2019	Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value as of September 30, 2020	Income Distribution	Capital Gain Distributions

Wilshire Income Opportunities Fund -
Institutional Class	$122,160,324	$24,765,942	$(23,077,386)	$467,966	$(1,803,522)	$122,513,324	$3,257,936	$-
Wilshire International Equity Fund -
Institutional Class	180,927,511	5,514,070	(45,812,320)	5,010,037	(10,061,523)	135,577,775	-	-
Wilshire Large Company Growth Portfolio -
Institutional Class	50,785,348	22,015,084	(11,560,781)	2,828,607	12,570,437	76,638,695	-	-
Wilshire Large Company Value Portfolio -
Institutional Class	70,009,630	30,751,522	(5,910,107)	(981,096)	(12,549,335)	81,320,614	-	-
Wilshire Small Company Growth Portfolio -
Institutional Class	16,045,069	653,043	(6,624,510)	213,045	(303,378)	9,983,269	-	-
Wilshire Small Company Value Portfolio -
Institutional Class	15,903,859	1,646,811	(5,314,911)	(1,571,465)	(1,475,816)	9,188,478	-	-
	$455,831,741	$85,346,472	$(98,300,015)	$5,967,094	$(13,623,137)	$435,222,155	$3,257,936	$-

The Fund currently seeks to achieve its investment objective by investing a portion of its assets in Wilshire International Equity Fund, Wilshire Income Opportunities Fund, Wilshire Large Company Growth Portfolio, Wilshire Large Company Value Portfolio, Wilshire Small Company Growth Portfolio, and Wilshire Small Company Value Portfolio (the “Wilshire Funds”), registered open-end management investment companies and Affiliated Funds. The Fund may redeem its investments from the Wilshire Funds at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the Wilshire Funds. As of September 30, 2020, the percentage of net assets invested in the Wilshire Funds was 89.6%. The Wilshire International Equity Fund’s percentage of its net assets was 28.1% as of September 30, 2020. The latest shareholder report for the Wilshire Funds can be found at www.sec.gov.